Goodwill - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 Unit
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Number of Cash-generating Unit		3
Growth rate	1.00%
Bottom of Range
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Growth rate	0.00%
Percentage of average contraction of EBITDA at continuing value	(20.00%)
Top of Range
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Growth rate	3.00%
Percentage of average contraction of EBITDA at continuing value	20.00%
Biopharmaceutical and Diagnostic Solutions
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Number of Cash-generating Unit		2
Engineering
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Number of Cash-generating Unit		1
Biopharmaceutical and Diagnostic Solutions
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Discount rate	7.70%
Percentage of average contraction of EBITDA at continuing value	63.40%
Biopharmaceutical and Diagnostic Solutions | Bottom of Range
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Discount rate	6.70%
Biopharmaceutical and Diagnostic Solutions | Top of Range
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Discount rate	8.70%
Biopharmaceutical and Diagnostic Solutions | Weighted Average Cost of Capital, Measurement Input
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Further sensitivity analysis resulted in identification of breakeven	19.40%
Engineering Systems
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Change in consideration on acquisition | €	€ 2,740
Discount rate	7.50%	8.80%
Percentage of average contraction of EBITDA at continuing value	97.80%
Engineering Systems | Bottom of Range
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Discount rate	6.50%
Engineering Systems | Top of Range
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Discount rate	8.50%
Engineering Systems | Weighted Average Cost of Capital, Measurement Input
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Discount rate	7.50%
Further sensitivity analysis resulted in identification of breakeven	22.10%
Percentage of average contraction of EBITDA at continuing value	11.20%
DCS and IVD & DDS
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Discount rate		8.60%
Percentage of average contraction of EBITDA at continuing value	36.20%
DCS and IVD & DDS | Weighted Average Cost of Capital, Measurement Input
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Discount rate	7.70%
Drug Containment Systems
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Percentage of average contraction of EBITDA at continuing value	65.40%
Drug Containment Systems | Weighted Average Cost of Capital, Measurement Input
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Further sensitivity analysis resulted in identification of breakeven	20.40%